Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NotE 10:- Intangible Assets, Net

a.	Intangible assets, net, are comprised of the following as of the below dates:

	December 31,
	2018	2017
Original amounts:
Capitalized Software costs	$197,685	$196,523
Customer relationship	138,480	133,220
Acquired technology	84,245	75,672
Backlog and non-compete agreement	6,781	6,063
Other intangibles	4,171	4,510
Patent	1,280	1,385
	432,642	417,373
Accumulated amortization:
Capitalized Software costs	148,845	142,019
Customer relationship	78,470	65,705
Acquired technology	44,831	35,466
Backlog and non-compete agreement	6,105	5,837
Other intangibles	3,779	3,890
Patent	566	473
	282,596	253,390

Total	$150,046	$163,983

b.	Amortized expenses totaled $24,490, $34,048 and $38,254 for the years ended December 31, 2016, 2017 and 2018, respectively.